UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03451

SEI Daily Income Trust
(Name of registrant)
________

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of principal executive offices)
________

SEI Daily Income Trust
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

1-800-342-5734
(Registrant’s telephone number including area code )
________

Date of Fiscal Year End: January 31

Date of Reporting Period: July 1, 2020 to June 30, 2021

Item 1. Proxy Voting Record.

Attached are the proxy voting records for
SEI Daily Income Trust

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GOVERNMENT II FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : SHORT DURATION GOVERNMENT FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : TREASURY II FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : ULTRA SHORT DURATION BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GNMA FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By: /s/ Robert A. Nesher
Robert A. Nesher
President
Date:  August 24, 2021